UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04215

Dreyfus Premier GNMA Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2017

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus U.S. Mortgage Fund

SEMIANNUAL REPORT October 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus U.S. Mortgage Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Mortgage Fund, covering the six-month period from May 1, 2017 through October 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the past six months as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, multinational companies and away from smaller, domestically oriented companies that had been expected to benefit from stimulative U.S. government policy proposals. International stocks fared particularly well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, longer-term U.S. government securities lost a degree of value as economic and inflation expectations increased, while corporate-backed securities continued to rally in anticipation of improved business conditions.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits and a robust labor market. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2017 through October 31, 2017, as provided by Eric Seasholtz and Karen Gemmett, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2017, Dreyfus U.S. Mortgage Fund’s Class A shares produced a total return of 0.50%, Class C shares returned 0.08%, Class I shares returned 0.51%, Class Y shares returned 0.66%, and Class Z shares returned 0.50%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays GNMA Index (the “Index”), achieved a total return of 1.01% for the same period.2

Mortgage-backed securities produced modestly positive returns over the reporting period as the fundamental environment was favorable with low volatility and benign prepayment speeds. The fund underperformed the Index, primarily due to its defensive positioning toward securities with less price sensitivity in interest rate movements, including higher coupon mortgages.

Effective November 1, 2017, the fund was renamed Dreyfus U.S. Mortgage Fund from Dreyfus GNMA Fund.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets in U.S. mortgage-related securities. These mortgage-related securities may include certificates issued, and guaranteed as to timely payment of principal and interest, by the Government National Mortgage Association (GNMA); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued mortgage-backed securities with a “BBB” or higher credit quality, but currently intends to invest in only those securities with an “A” or higher credit quality.

Short-Term Rates Continued to Climb

The Federal Reserve Board (the “Fed”) raised short-term interest rates in June 2017 by 0.25 percentage points to between 1.00% and 1.25%, its third increase since December 2016. In addition, the Fed signaled that it would begin to unwind its balance sheet by selling some of the U.S. government securities it had purchased over the past several years. These moves were part of an ongoing shift to a less accommodative monetary policy as a long uptrend in the U.S. economy persisted, the unemployment rate fell to multi-year lows, and policymakers began to anticipate a possible acceleration of inflation.

Despite these developments, GNMA securities and other agency-issued mortgage-backed securities experienced unusually low levels of market volatility over the reporting period, and their yields remained stable in a relatively narrow trading range. Yield differences between GNMA securities and comparable-maturity U.S. Treasury securities also stayed steady, even as yield differences between U.S. Treasuries and corporate-backed and asset-backed securities narrowed significantly in the growing economy. As a result, GNMA securities generally produced modestly higher total returns than U.S. Treasuries over the reporting period, but they tended to lag other high-quality bond market sectors.

DISCUSSION OF FUND PERFORMANCE (continued)

Conservative Posture in a Rising Rate Environment

The fund’s performance compared to the Index was dampened by a relatively conservative investment posture in an environment of rising short-term interest rates. As part of that strategy, we attempted to reduce the risk of unexpected interest-rate movements by maintaining the fund’s average duration in a market-neutral position. The fund’s exposures across the market’s maturity range also roughly approximated that of the Index. At times, the fund employed swap options to manage its interest-rate strategy.

Instead, we sought to add value through our security selection strategy, which resulted in underweighted exposure to agency-issued mortgage-backed securities. We pursued more competitive returns from other types of high-quality mortgage-backed securities, including non-agency mortgage-backed securities, commercial mortgage-backed securities from U.S. government agencies, AAA-rated asset-backed securities backed by single-family home rent payments, and bonds backed by hybrid adjustable-rate mortgages. These positions generally helped support the fund’s performance compared to the Index.

However, relative results were undermined by the fund’s exposure to higher coupon mortgage securities. These investments were hurt by the flattening yield curve as well as aggressive servicer behavior.

Positioned for Changing Market Conditions

The U.S. economy has continued to expand moderately, and some analysts expect economic growth and inflationary pressures to gain momentum. Therefore, many analysts currently believe that the Fed is likely to implement additional rate hikes while it reduces its holdings of U.S. government securities in the months ahead. The supply of mortgage-backed securities is likely to increase under these conditions, while we expect investor demand to moderate. In our judgment, these potential developments could cause market volatility to increase from currently low levels, and yield differences between mortgage-backed securities and U.S. Treasuries could widen.

In this changing environment, we have maintained the fund’s generally defensive investment posture, including a market-neutral average duration. We also have continued to emphasize higher-yielding, high-quality mortgage-backed securities and asset-backed securities from a variety of government and private issuers.

November 15, 2017

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The Bloomberg Barclays GNMA Index tracks agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA). The Index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon, and vintage. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Mortgage Fund from May 1, 2017 to October 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.36	$9.53	$4.50	$4.05	$4.80
Ending value (after expenses)	$1,005.00	$1,000.80	$1,005.10	$1,006.60	$1,005.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.40	$9.60	$4.53	$4.08	$4.84
Ending value (after expenses)	$1,019.86	$1,015.68	$1,020.72	$1,021.17	$1,020.42

† Expenses are equal to the fund’s annualized expense ratio of 1.06% for Class A, 1.89% for Class C, .89% for Class I, .80% for Class Y and .95% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2017 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 101.1%
Asset-Backed Certificates - 3.8%
American Homes 4 Rent, Ser. 2015-SFR2, Cl. A	3.73	10/17/45	3,381,479	A	3,537,441
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%	2.19	1/17/35	6,974,521	A,B	7,001,165
Tricon American Homes, Ser. 2017-SFR1, Cl. A	2.72	9/17/34	4,000,000	A	3,967,391
				14,505,997
Asset-Backed Ctfs./Home Equity Loans - .3%
Invitation Homes Trust, Ser. 2014-SFR3, Cl. A, 1 Month LIBOR + 1.20%	2.44	12/17/31	924,574	[a,b]	925,292
Asset-Backed Ctfs./Manufactured Housing - .5%
Colony Starwood Homes, Ser. 2016-2A, Cl. A, 1 Month LIBOR + 1.25%	2.49	12/17/23	1,990,394	[a,b]	2,008,985
U.S. Government Agencies Mortgage-Backed - 96.5%
Federal Home Loan Mortgage Corp.:
Multifamily Structured Pass Through Certificates, Ser. KS06, Cl. A2, 2.72%, 7/25/26			3,500,000	[c]	3,482,047
Multifamily Structured Pass Through Certificates, Ser. K152, Cl. A1, 2.83%, 5/25/30			3,661,776	[c]	3,652,490
Multifamily Structured Pass Through Certificates, Ser. KS03, Cl. A4, 3.16%, 5/25/25			800,000	[c]	823,455
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			54,222	[c]	54,543
3.50%, 5/1/45-1/1/47			16,057,804	[c]	16,667,464
4.00%, 11/1/42-1/1/46			19,556,853	[c]	20,854,331
6.00%, 4/1/35			323,607	[c]	367,121
Government National Mortgage Association I:
3.00%, 4/15/46-5/15/46			13,199,526		13,386,009
3.50%, 9/15/41-7/15/45			22,087,387		23,028,622
4.00%, 10/15/39-6/15/46			14,488,337		15,304,201
4.50%, 4/15/39-10/15/41			17,567,462		18,873,764
5.00%, 5/15/33-1/15/40			8,830,735		9,686,804
5.50%, 3/15/33-6/15/35			7,380,150		8,319,232
6.00%, 8/15/26-9/15/38			2,990,827		3,399,119
6.50%, 5/15/28-6/15/32			78,978		87,702
7.00%, 11/15/22-12/15/22			2,263		2,379

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 101.1% (continued)
U.S. Government Agencies Mortgage-Backed - 96.5% (continued)
7.50%, 6/15/21-5/15/26			809,806		831,689
8.00%, 9/15/21-12/15/22			371,676		406,147
8.50%, 10/15/19-12/15/22			178,945		180,640
9.00%, 9/15/19-12/15/22			198,955		202,342
9.50%, 3/15/18-1/15/25			69,498		70,313
Government National Mortgage Association II:
3.50%			7,550,000	[d]	7,831,650
1.50%, 9/20/46-11/20/46			17,609,470	[b]	17,585,213
2.00%, 5/20/47-9/20/47			34,013,568	[b]	34,090,461
3.00%, 3/20/43-8/20/46			24,124,864		24,439,322
3.50%, 9/20/42-8/20/46			73,476,794		76,616,678
4.50%, 12/20/39-7/20/47			22,244,127		23,657,267
5.00%, 9/20/33-4/20/35			1,788,735		1,967,816
5.50%, 1/20/34-9/20/35			3,363,862		3,743,675
6.00%, 12/20/28-2/20/36			2,574,831		2,930,843
6.50%, 5/20/31-7/20/31			378,759		446,277
7.00%, 4/20/24-4/20/32			2,160,402		2,536,841
7.50%, 9/20/30			30,427		36,573
9.00%, 7/20/25			25,783		28,498
9.50%, 7/20/18-2/20/25			11,640		11,796
Government National Mortgage Association:
Ser. 2007-26, Cl. FL, 1 Month LIBOR + .20%, 1.44%, 5/20/37			7,694,422	[b]	7,640,349
Ser. 2010-111, Cl. FA, 1 Month LIBOR + .35%, 1.59%, 9/20/40			4,937,969	[b]	4,946,472
Ser. 2012-12, Cl. HF, 1 Month LIBOR + .40%, 1.64%, 1/20/42			3,942,462	[b]	3,941,494
Ser. 2017-57, Cl. IO, 5.00%, 4/20/47			45,771,909		7,351,470
Ser. 2004-109, Cl. ZW, 6.00%, 12/20/34			6,573,772		7,365,639
				366,848,748
Total Bonds and Notes (cost $384,727,047)			384,289,022

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,197,898)	3,197,898	[e] 3,197,898
Total Investments (cost $387,924,945)	101.9%	387,486,920
Liabilities, Less Cash and Receivables	(1.9%)	(7,293,876)
Net Assets	100.0%	380,193,044

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $17,440,274 or 4.59% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	96.5
Asset-Backed	4.6
Money Market Investment	.8
101.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 4/30/17 ($)	Purchases ($)	Sales ($)	Value 10/31/17 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	23,470,574	59,259,943	79,532,619	3,197,898.8		41,566

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	384,727,047	384,289,022
Affiliated issuers	3,197,898	3,197,898
Receivable for investment securities sold		10,127,903
Dividends and interest receivable		1,014,196
Prepaid expenses		56,571
		398,685,590
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		306,003
Cash overdraft due to Custodian		3,828
Payable for open mortgage dollar roll transactions—Note 4		17,959,079
Payable for shares of Common Stock redeemed		143,546
Accrued expenses		80,090
		18,492,546
Net Assets ($)		380,193,044
Composition of Net Assets ($):
Paid-in capital		386,326,841
Accumulated undistributed investment income—net		145,436
Accumulated net realized gain (loss) on investments		(5,841,208)
Accumulated net unrealized appreciation (depreciation) on investments		(438,025)
Net Assets ($)		380,193,044

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	34,615,566	2,847,344	1,873,013	85,045	340,772,076
Shares Outstanding	2,322,990	191,108	125,785	5,708	22,866,268
Net Asset Value Per Share ($)	14.90	14.90	14.89	14.90	14.90

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	5,389,878
Dividends from affiliated issuers	41,566
Income from securities lending—Note 1(b)	80
Total Income	5,431,524
Expenses:
Management fee—Note 3(a)	1,188,249
Service plan fees—Note 3(b)	277,214
Shareholder servicing costs—Note 3(c)	213,021
Professional fees	63,733
Registration fees	42,919
Custodian fees—Note 3(c)	37,494
Directors’ fees and expenses—Note 3(d)	19,737
Prospectus and shareholders’ reports	18,617
Loan commitment fees—Note 2	4,914
Miscellaneous	60,318
Total Expenses	1,926,216
Less—reduction in fees due to earnings credits—Note 3(c)	(13,380)
Net Expenses	1,912,836
Investment Income—Net	3,518,688
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	333,374
Net realized gain (loss) on swap agreements	(121,000)
Net Realized Gain (Loss)	212,374
Net unrealized appreciation (depreciation) on investments	(1,737,801)
Net unrealized appreciation (depreciation) on swap agreements	58,399
Net Unrealized Appreciation (Depreciation)	(1,679,402)
Net Realized and Unrealized Gain (Loss) on Investments	(1,467,028)
Net Increase in Net Assets Resulting from Operations	2,051,660

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	[a]
Operations ($):
Investment income—net	3,518,688	7,072,318
Net realized gain (loss) on investments	212,374	1,966,652
Net unrealized appreciation (depreciation) on investments	(1,679,402)	(9,918,175)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,051,660	(879,205)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(386,572)	(898,604)
Class C	(19,781)	(51,748)
Class I	(23,251)	(44,554)
Class Y	(640)	(24)
Class Z	(3,876,474)	(8,179,144)
Total Distributions	(4,306,718)	(9,174,074)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	994,903	3,735,468
Class C	103,868	449,489
Class I	1,021,832	4,396,433
Class Y	110,234	-
Class Z	1,669,967	4,580,744
Distributions reinvested:
Class A	344,171	758,144
Class C	17,798	40,993
Class I	23,118	44,420
Class Y	601	-
Class Z	3,450,405	7,235,422
Cost of shares redeemed:
Class A	(5,829,275)	(11,524,859)
Class C	(1,047,818)	(1,418,338)
Class I	(2,816,508)	(698,738)
Class Y	(26,280)	-
Class Z	(22,790,054)	(41,519,820)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(24,773,038)	(33,920,642)
Total Increase (Decrease) in Net Assets	(27,028,096)	(43,973,921)
Net Assets ($):
Beginning of Period	407,221,140	451,195,061
End of Period	380,193,044	407,221,140
Undistributed investment income—net	145,436	933,466

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	66,385	243,840
Shares issued for distributions reinvested	22,994	49,922
Shares redeemed	(389,379)	(758,318)
Net Increase (Decrease) in Shares Outstanding	(300,000)	(464,556)
Class C
Shares sold	6,950	29,503
Shares issued for distributions reinvested	1,188	2,701
Shares redeemed	(69,975)	(93,249)
Net Increase (Decrease) in Shares Outstanding	(61,837)	(61,045)
Class I
Shares sold	68,334	287,649
Shares issued for distributions reinvested	1,545	2,955
Shares redeemed	(188,228)	(46,470)
Net Increase (Decrease) in Shares Outstanding	(118,349)	244,134
Class Yb
Shares sold	7,358	-
Shares issued for distributions reinvested	40	-
Shares redeemed	(1,756)	-
Net Increase (Decrease) in Shares Outstanding	5,642	-
Class Z
Shares sold	111,548	301,101
Shares issued for distributions reinvested	230,512	476,679
Shares redeemed	(1,522,778)	(2,739,307)
Net Increase (Decrease) in Shares Outstanding	(1,180,718)	(1,961,527)

a On August 31, 2016, the fund commenced offering Class I shares.
b During the period ended October 31, 2017, 7,358 Class A shares representing $110,234 were exchanged for 7,358 Class Y shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2017 (Unaudited)
Class A Shares		Year Ended April 30,
		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.99	15.34	15.40	15.18	15.63	16.09
Investment Operations:
Investment income—net[a]	.13	.24	.22	.19	.22	.23
Net realized and unrealized gain (loss) on investments	(.07)	(.28)	.02	.28	(.35)	.04
Total from Investment Operations	.06	(.04)	.24	.47	(.13)	.27
Distributions:
Dividends from investment income—net	(.15)	(.31)	(.30)	(.25)	(.32)	(.30)
Dividends from net realized gain on investments	—	—	—	—	—	(.43)
Total Distributions	(.15)	(.31)	(.30)	(.25)	(.32)	(.73)
Net asset value, end of period	14.90	14.99	15.34	15.40	15.18	15.63
Total Return (%)[b]	.50[c]	(.34)	1.57	3.11	(.83)	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[d]	1.05	1.03	1.03	1.02	1.03
Ratio of net expenses to average net assets	1.06[d]	1.05	1.03	1.03	1.02	1.03
Ratio of net investment income to average net assets	1.68[d]	1.56	1.44	1.24	1.44	1.45
Portfolio Turnover Rate[e]	61.37[c]	185.96	278.91	349.59	344.69	439.48
Net Assets, end of period ($ x 1,000)	34,616	39,308	47,354	50,370	57,498	77,177

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2017, April 30, 2017, 2016, 2015, 2014 and 2013 were 34.39%, 64.18%, 104.91%, 69.93%, 89.97% and 85.95%, respectively.

See notes to financial statements.

	Six Months Ended
Class C Shares	October 31, 2017	Year Ended April 30,
	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.98	15.33	15.40	15.18	15.63	16.08
Investment Operations:
Investment income—net[a]	.06	.11	.10	.07	.10	.10
Net realized and unrealized gain (loss) on investments	(.05)	(.28)	.01	.28	(.36)	.05
Total from Investment Operations	.01	(.17)	.11	.35	(.26)	.15
Distributions:
Dividends from investment income—net	(.09)	(.18)	(.18)	(.13)	(.19)	(.17)
Dividends from net realized gain on investments	—	—	—	—	—	(.43)
Total Distributions	(.09)	(.18)	(.18)	(.13)	(.19)	(.60)
Net asset value, end of period	14.90	14.98	15.33	15.40	15.18	15.63
Total Return (%)[b]	.08[c]	(1.10)	.72	2.29	(1.64)	.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[d]	1.87	1.83	1.84	1.83	1.80
Ratio of net expenses to average net assets	1.89[d]	1.87	1.83	1.84	1.83	1.80
Ratio of net investment income to average net assets	.85[d]	.74	.64	.43	.63	.65
Portfolio Turnover Rate[e]	61.37[c]	185.96	278.91	349.59	344.69	439.48
Net Assets, end of period ($ x 1,000)	2,847	3,790	4,815	5,390	6,484	11,230

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2017, April 30, 2017, 2016, 2015, 2014 and 2013 were 34.39%, 64.18%, 104.91%, 69.93%, 89.97% and 85.95%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Period Ended April 30, 2017[a]
	Six Months Ended
Class I Shares	October 31, 2017
	(Unaudited)
Per Share Data ($):
Net asset value, beginning of period	14.99	15.40
Investment Operations:
Investment income—net[b]	.12	.16
Net realized and unrealized gain (loss) on investments	(.04)	(.33)
Total from Investment Operations	.08	(.17)
Distributions:
Dividends from investment income—net	(.18)	(.24)
Net asset value, end of period	14.89	14.99
Total Return (%)[c]	.51	(1.13)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.90	.85
Ratio of net expenses to average net assets[d]	.89	.84
Ratio of net investment income to average net assets[d]	1.85	1.56
Portfolio Turnover Rate[e]	61.37[c]	185.96
Net Assets, end of period ($ x 1,000)	1,873	3,659

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended October 31, 2017 and April 30, 2017 were 34.39% and 64.18%, respectively.

See notes to financial statements.

	Six Months Ended
Class Y Shares	October 31, 2017	Year Ended April 30,
	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	14.99	15.34	15.21
Investment Operations:
Investment income—net[b]	.15	.29	.16
Net realized and unrealized gain (loss) on investments	(.06)	(.28)	.18
Total from Investment Operations	.09	.01	.34
Distributions:
Dividends from investment income—net	(.18)	(.36)	(.21)
Net asset value, end of period	14.90	14.99	15.34
Total Return (%)	.66[c]	(.01)	2.25[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[d]	.71	.75[d]
Ratio of net expenses to average net assets	.80[d]	.71	.75[d]
Ratio of net investment income to average net assets	1.97[d]	1.90	1.57[d]
Portfolio Turnover Rate[e]	61.37[c]	185.96	278.91
Net Assets, end of period ($ x 1,000)	85	1	1

a From September 1, 2015 (commencement of initial offering) to April 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2017, April 30, 2017 and 2016 were 34.39%, 64.18% and 104.91%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2017	Year Ended April 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.99	15.34	15.41	15.19	15.64	16.10
Investment Operations:
Investment income—net[a]	.14	.25	.24	.21	.24	.25
Net realized and unrealized gain (loss) on investments	(.06)	(.28)	.00[b]	.28	(.35)	.04
Total from Investment Operations	.08	(.03)	.24	.49	(.11)	.29
Distributions:
Dividends from investment income—net	(.17)	(.32)	(.31)	(.27)	(.34)	(.32)
Dividends from net realized gain on investments	—	—	—	—	—	(.43)
Total Distributions	(.17)	(.32)	(.31)	(.27)	(.34)	(.75)
Net asset value, end of period	14.90	14.99	15.34	15.41	15.19	15.64
Total Return (%)	.50[c]	(.17)	1.62	3.26	(.69)	1.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.96	.91	.90	.88	.89
Ratio of net expenses to average net assets	.95[d]	.95	.91	.90	.88	.89
Ratio of net investment income to average net assets	1.80[d]	1.66	1.56	1.36	1.58	1.59
Portfolio Turnover Rate[e]	61.37[c]	185.96	278.91	349.59	344.69	439.48
Net Assets, end of period ($ x 1,000)	340,772	360,462	399,025	432,595	466,370	541,867

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2017, April 30, 2017, 2016, 2015, 2014 and 2013 were 34.39%, 64.18%, 104.91%, 69.93%, 89.97% and 85.95%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Mortgage Fund (the “fund”) is the sole series of Dreyfus Premier GNMA Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective November 1, 2017, a change in the fund’s name from “Dreyfus GNMA Fund” to “Dreyfus U.S. Mortgage Fund”.

As of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (900 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	17,440,274	-	17,440,274
Registered Investment Company	3,197,898	-	-	3,197,898
U.S. Government Agencies /Mortgage-Backed	-	366,848,748	-	366,848,748

† Amount shown represents unrealized (depreciation) at period end.

At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2017, The Bank of New York Mellon earned $14 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 31, 2017, the Board declared a cash dividend of $.025, $.016, $.029, $.027 and $.029 per share from undistributed investment income-net for Class A, Class C, Class I, Class Y and Class Z shares, respectively, payable on November 1, 2017 (ex-dividend date), to shareholders of record as of the close of business on October 31, 2017.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $6,129,577 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has $4,215,276 of short-term capital losses and $1,914,301 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2017 was as follows: ordinary income $9,174,074. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2017.

During the period ended October 31, 2017, the Distributor retained $32 from commissions earned on sales of the fund’s Class A shares and $487 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2017, Class C shares were charged $11,997 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for advertising and marketing relating to Class Z shares and servicing shareholder accounts at an amount not to exceed an annual rate of .20% of the value of the average daily net assets of Class Z shares. The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended October 31, 2017, Class Z shares were charged $265,217 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2017, Class A and Class C shares were charged $46,821 and $3,999, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2017, the fund was

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $103,632 for transfer agency services and $8,257 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12,681.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2017, the fund was charged $37,494 pursuant to the custody agreement. These fees were partially offset by earnings credits of $688.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2017, the fund was charged $5,669 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11.

During the period ended October 31, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $195,100, Distribution Plan fees $45,521, Shareholder Services Plan fees $8,052, custodian fees $16,372, Chief Compliance Officer fees $6,538 and transfer agency fees $34,420.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and swap agreements, during the period ended October 31, 2017, amounted to $255,047,589 and $312,174,129, respectively, of which $112,148,301 in purchases and $112,319,411 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2017 is discussed below.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At October 31, 2017, there were no outstanding interest rate swaps.

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2017:

Average Notional Value ($)
Interest rate swap agreements	3,157,143

At October 31, 2017, accumulated net unrealized depreciation on investments was $438,025, consisting of $4,155,825 gross unrealized appreciation and $4,593,850 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group and Performance Universe medians for all ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s total return and/or yield performance to the relevant Performance Group and/or Performance Universe median in certain periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. In its consideration of the fund’s performance, the Board noted that the fund’s portfolio managers had only been managing the fund since December 2016 and that the Board had approved changes to the fund’s investment strategy to be effective as of November 1, 2017 that could improve fund performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board was concerned about the fund’s performance, the Board considered that the fund’s portfolio managers had been managing the fund for less than a year and the investment strategy changes to be effective November 1, 2017.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus U.S. Mortgage Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GPGAX Class C: GPNCX Class I: GPNIX Class Y: GPNYX Class Z: DRGMX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6100SA1017

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)